Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill
2Q21	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	595	291	1,063	1,140	5,434	8,535
Foreign currency translation impact	(5)	(2)	(11)	(18)	(20)	(56)
Balance at end of period	590	289	1,052	1,122	5,414	8,479
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	590	289	1,052	1,122	1,535	4,588
6M21
Gross amount of goodwill (CHF million)
Balance at beginning of period	575	284	1,021	1,068	5,357	8,317
Foreign currency translation impact	15	5	31	54	57	162
Balance at end of period	590	289	1,052	1,122	5,414	8,479
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	590	289	1,052	1,122	1,535	4,588
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
6M21	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	557	276	1,005	1,062	4,734	7,646
Foreign currency translation impact	15	6	34	54	37	146
Balance at end of period	572	282	1,039	1,116	4,771	7,792
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	572	282	1,039	1,116	892	3,901
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.